SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24.         SUBSEQUENT EVENTS

The Company evaluated all events and transactions from October 1, 2024 up through February 10, 2025, which is the date that these consolidated financial statements are available to be issued, there were no other material subsequent events that require disclosure in these consolidated financial statements except below:

On October 1, 2024, the Company terminated VIE arrangement with Baodao Origin which has controlling interests in Shihezi Baodao. This would result in Baodao Origin and Shihezi Baodao being deconsolidated for financial statement purposes.